STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employer contributions	$ 326,339,000
Participant contributions	410,123,000
Participant rollovers	93,930,000
Total contributions	830,392,000
Investment income:
Net appreciation in fair value of investments	2,650,269,000
Interest and dividends	242,520,000
Total investment income	2,892,789,000
Other additions:
Interest income on notes receivable from participants	8,409,000
Total additions	3,731,590,000
Deductions
Distribution to participants	3,016,350,000
Administrative fees	3,320,000
Total deductions	3,019,670,000
Transfer from another plan
Transfer from Hess Corporation Employees´ Savings Plan	1,161,346,863
Net increase in net assets available for benefits	1,873,267,000
Net assets available for benefits:
Beginning of year	20,378,705,000
End of year	$ 22,251,972,000